Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 125,777	$ 40,743
Short-term bank deposits	224,804	95,000
Marketable securities	13,718	32,567
Trade receivables, net	51,566	40,510
Inventories	52,487	37,477
Other accounts receivable and prepaid expenses	9,178	6,985
Total current assets	477,530	253,282
LONG-TERM ASSETS:
Marketable securities	71,636	95,393
Deposits and other long-term assets	395	356
Severance pay fund	337	301
Deferred taxes	5,096	7,781
Property, plant and equipment, net	29,255	17,489
Operating lease right-of-use assets	21,053	22,806
Intangible assets, net	7,221	2,494
Goodwill	16,466	5,564
Total long-term assets	151,459	152,184
Total assets	628,989	405,466
CURRENT LIABILITIES:
Trade payables	32,016	23,449
Employees and payroll accruals	15,022	9,165
Deferred revenues and advances from customers	27,019	2,688
Operating lease liabilities	3,957	3,902
Other payables and accrued expenses	11,613	6,373
Total current liabilities	89,627	45,577
LONG TERM LIABILITIES:
Accrued severance pay	1,214	1,035
Operating lease liabilities	18,688	19,231
Other long-term liabilities	443	1,320
Total long-term liabilities	20,345	21,586
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares at December 31, 2020 and 2019, respectively; Issued and Outstanding: 45,988,613 shares and 40,684,340 shares at December 31, 2020 and 2019 respectively	121	105
Additional paid in capital	488,208	304,617
Accumulated other comprehensive income	2,733	843
Retained earnings	27,955	32,738
Total shareholders’ equity	519,017	338,303
Total liabilities and shareholders’ equity	$ 628,989	$ 405,466